Note 9 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 05, 2019 shares	Jun. 15, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017
Statement Line Items [Line Items]
Number of shares outstanding at end of period			86,545,847	86,545,847	85,539,476
Number of share options exercised for cash in share-based payment arrangement				442,052	0
Proceeds from exercise of options | $				$ 2,819
Number of share options exercised in share-based payment arrangement, cashless				812,323	135,000
Shares issued in lieu of exercise of stock options				428,934	58,191
Number of share options cancelled during the period				383,389	76,809
Stock options issuance limitations, maximum percentage of allowed issuable common shares		5.00%
Option life, share options granted				3
Number of share options outstanding in share-based payment arrangement at end of period			1,229,341	1,229,341	2,134,294	2,269,294
Number of share options granted in share-based payment arrangement				392,967
Weighted average fair value at measurement date, share options granted | $			$ 1,231	$ 1,231
Weighted average share price, share options granted | $ / shares				$ 3.13
Number of share options exercised in share-based payment arrangement				1,254,375	135,000
Weighted average market share price of share options exercised In share based payment arrangement | (per share)			$ 13.82		$ 14.12
Expense from share-based payment transactions with employees and consultants | $				$ 1,044	$ 904
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares		1.50%
Life of restricted share units and performance share units		5 years
Number of common shares issuable from a restricted share unit		1
Expense from share-based payment transactions with employees | $				$ 2,572	$ 2,109
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares		1.00%
Common shares issuable under share-based compensation arrangements			1,981,740	1,981,740
Percentage of common shares issuable and common shares issued and outstanding			2.29%	2.29%
Number of share based awards available for grant			3,211,101	3,211,101
Stock options inside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period			1,229,341	1,229,341
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Performance share unit payout, percentage				200.00%
Performance share unit payout, units				344,110
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage				0.00%
Performance share unit payout, units				0
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				43,343	2,495
Number of other equity instruments granted in share-based payment arrangement				10,000	0
Number of other equity instruments vesting in 12 months			3,334	3,334
Number of other equity instruments vesting in 24 months			3,333	3,333
Number of other equity instruments vesting in 36 months			3,333	3,333
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares				$ 10.10
Number of other equity instruments outstanding in share-based payment arrangement at end of period			10,000	10,000
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				31,876
Number of other equity instruments granted in share-based payment arrangement				91,406
Number of other equity instruments forfeited in share-based payment arrangement				3,742	40,946
Number of other equity instruments outstanding in share-based payment arrangement at end of period			188,485	188,485
Number of other equity instruments vested and convertible in share-based payment arrangement			4,040	4,040
Number of other equity instruments outstanding with vesting conditions subject to a market share price performance factor			172,055	172,055
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				60,166
Number of other equity instruments granted in share-based payment arrangement				141,386
Number of other equity instruments outstanding in share-based payment arrangement at end of period			553,914	553,914
Expense from share-based payment transactions with employees | $				$ 797	$ 886
Number of instruments other equity instruments granted in lieu of director fees				19,955
Number of common shares issued under the deferred share unit plan prior to termination date			0	0
Performance share units 2019 [member] | Top of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage				200.00%
Performance share unit payout, units				175,328
Performance share units 2019 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage				0.00%
Performance share unit payout, units				0
Performance share units 2016 [member]
Statement Line Items [Line Items]
Number of other equity instruments forfeited in share-based payment arrangement	53,704
Performance share unit payout, percentage	18.75%
Performance share unit payout, units	12,390
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees | $				$ 731	$ 319